RIGHT-OF USE ASSETS AND LEASE LIABILITIES - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease, extension term	10 years
Finance lease, extension term	10 years
Rent expense, ASC 842	$ 3.5
Rent expense, ASC 840		$ 2.7
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	1 year
Finance lease, remaining lease term	1 year
Minimum | Leasehold improvements
Lessee, Lease, Description [Line Items]
Useful life of property plant and equipment	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	10 years
Finance lease, remaining lease term	10 years
Maximum | Leasehold improvements
Lessee, Lease, Description [Line Items]
Useful life of property plant and equipment	10 years